Disclosure of deferred taxes (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Deferred tax assets	$ 9,441,177	$ 9,226,008	$ 9,075,438
Deferred tax assets not recognized	(9,441,177)	(9,226,008)	(9,075,438)
Net deferred tax assets	0	0	0
Non-capital losses and other [Member]
Statements Line Items
Deferred tax assets	7,698,859	7,277,434	7,139,329
Capital losses [Member]
Statements Line Items
Deferred tax assets	175,090	350,180	165,164
Property, equipment, patents and deferred costs [Member]
Statements Line Items
Deferred tax assets	1,567,228	1,598,394	1,769,064
Share Issuance Costs [Member]
Statements Line Items
Deferred tax assets	$ 0	$ 0	$ 1,881